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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [_]; Amendment Number: _________

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Birch Run Capital, LLC
Address:  1350 Broadway, Suite 2412
          New York, NY 10018

13F File Number: 28-005-42627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Caren Abramovich
Title:    Chief Operating & Compliance Officer
Phone:    212-433-1980

Signature, Place, and Date of Signing:


/s/Caren Abramovich                New York, NY                       5/15/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in his list, omit this section.]

        Form 13F File Number               Name
        28-_____________________           _____________________________


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form13F Information Table Entry Total:               18

Form13F Information Table Value Total:               206,237

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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         COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7          COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP    VALUE      SHRS SH/ PUT/ INVESTMENT      OTHER SOLE    SHARED      NONE
                                                      (X$1000)    OR PRN PRN CALL DISCRETION   MANAGERS
                                                                     AMT
--------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP         COM            060505104    1,627   170,000 SH  CALL OTHER
CHATHAM LODGING TR           COM            16208T102    5,798   456,902 SH       OTHER                        456,902
CIT GROUP INC                COM NEW        125581801    9,667   234,397 SH       OTHER                        108,860   125,537
CORE MARK HOLDING CO INC     COM            218681104    1,453    35,481 SH       OTHER                         35,481
EAGLE MATERIALS INC          COM            26969P108    3,925   112,952 SH       OTHER                         12,952   100,000
EMCOR GROUP IN               COM            29084Q100    5,544   200,000 SH       OTHER                        200,000
ENERGY PARTNERS LTD          COM NEW        29270U303   24,354 1,466,228 SH       OTHER                        619,623   846,605
PNC FINL SVCS GROUP INC.     COM            693475105    2,257    35,000 SH  CALL OTHER
PRIMUS TELECOMMUNICATIONS GR COM            741929301      608    37,786 SH       OTHER                         37,786
QUIKSILVER INC               COM            74838C106    8,490 2,101,433 SH       OTHER                      1,101,433 1,000,000
REGIS CORP MINN              COM            758932107  101,205 5,491,334 SH       OTHER                      5,491,334
RETAIL OPPORTUNITY INVTS COR COM            76131N101    8,897   738,935 SH       OTHER                         53,935   685,000
RETAIL OPPORTUNITY INVTS COR COM            76131N101    4,474   371,600 SH  CALL OTHER
SLM CORP                     COM            78442P106    1,087    69,000 SH       OTHER                         69,000
STAPLES INC                  COM            855030102    1,684   104,000 SH       OTHER                        104,000
STARWOOD PPTY TR INC         COM            85571B105   20,266   964,150 SH       OTHER                        307,750   656,400
WALTER INVT MGMT CORP        COM            93317W102    4,437   196,763 SH       OTHER                        196,763
ZIPREALTY INC                COM            98974V107      464   338,661 SH       OTHER                        338,661

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